INCOME TAXES AND TAX RELATED PAYMENTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Tax benefit from equity-based compensation	$ 7,800,000	$ 26,000,000	$ 13,900,000
Excess tax benefits from delivery of RSUs	3,538,000	0	0
Deferred income tax expense (benefit)	(18,044,000)	54,431,000	29,442,000
Current income tax benefit credited to paid-in capital, related to dividend equivalent payments on RSUs, as applicable, and distributions to Fortress Operating Group restricted partnership unit holders	700,000	0	600,000
Percentage of expected cash tax savings resulting from the increase in tax basis deductions	85.00%	85.00%	85.00%
Current income tax expense debited to paid-in capital related to equity-based compensation		1,000,000
Income tax receivable agreement expected payments term	15 years
Capital decrease in connection with certain equity transactions that occurred prior to Fortress's initial public offering, and related tax effects	393,000,000
Tax paid under the tax receivable agreement relating to a tax return in the prior year	23,900,000	21,600,000
Tax paid under the tax receivable agreement relating to a tax return two years prior			16,500,000
Payments pursuant to the tax receivable agreement	26,600,000
Income Tax Expense Due To Increase In Tax Receivable Agreement Liability	33,100,000
Maximum [Member]
Income Tax Disclosure [Line Items]
Increase in tax liability for the tax receivable agreement to represent 85% of the expected cash tax savings resulting from the increase in tax basis deduction	39,100,000	100,000	100,000
Due to change in ownership and other [Member]
Income Tax Disclosure [Line Items]
Deferred tax asset, change in amount	(8,000,000)	2,700,000	16,000,000
Valuation allowance for deferred tax asset, change in amount	(3,500,000)	500,000	800,000
Due to step up in tax basis due to share exchanges [Member]
Income Tax Disclosure [Line Items]
Deferred tax asset, change in amount	48,500,000	12,100,000	11,700,000
Valuation allowance for deferred tax asset, change in amount	900,000	900,000	1,000,000
Equity method investee [Member]
Income Tax Disclosure [Line Items]
Deferred income tax expense (benefit)	500,000	(700,000)	200,000
Restricted Stock Units (RSUs) [Member]
Income Tax Disclosure [Line Items]
Excess tax benefits from delivery of RSUs	3,500,000
Restricted Stock Units and Restricted Performance Units [Member]
Income Tax Disclosure [Line Items]
Excess tax benefits from delivery of RSUs		$ 24,600,000	$ 32,100,000
Class A Shares [Member]
Income Tax Disclosure [Line Items]
Stock exchange conversion ratio	1